Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee contributions	$ 1,654,252
Employee rollovers	557,267
Employer contributions	1,038,570
Total contributions	3,250,089
Investment income:
Net appreciation in fair value of investments	3,252,477
Interest and dividends	280,412
Net investment income	3,532,889
Interest income on notes receivable from participants	22,744
Total additions	6,805,722
Deductions from net assets attributed to:
Benefits paid to participants	(3,306,122)
Administrative expenses	(53,572)
Total deductions	(3,359,694)
Net increase	3,446,028
Net assets available for benefits:
Balance, beginning of year	21,557,167
Balance, end of year	$ 25,003,195